May 28, 2010

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Breda Telephone Corp.
CIK No. 0001084448
Amendment to Annual Report on Form 10-KSB for Fiscal Year Ended 12/31/07
SEC File No. 0-26525

Ladies and Gentlemen:

On behalf of Breda Telephone Corp., filed herewith is Breda Telephone Corp.'s amended annual report on Form 10-KSB for the fiscal year ended December 31, 2007 amending Item 7 of such report.  This amendment is being filed in response to and in compliance with a letter from the SEC dated October 30, 2009 and subsequent discussions among SEC staff, Breda Telephone Corp. representatives, our auditors and outside counsel.  See also the Explanatory Note included as part of Item 7.

Breda Telephone Corp.'s accountants have advised Breda Telephone Corp. that the financial statements included in the amended Form 10-KSB do not reflect a change from the preceding year in any accounting principles or practices or in the methods of application of those principles or practices.

Please address any inquiries concerning this filing to the undersigned at 712-673-2311.  Written correspondence should be directed to the attention of the undersigned at Breda Telephone Corp., 112 East Main, P.O. Box 190, Breda, Iowa 51436.  The facsimile number and e-mail address for written correspondence to the undersigned are, respectively, 712-673-2800 and cdeisbeck@westianet.com.

Thank you.

Respectfully,

/s/Charles J. Deisbeck
Charles J. Deisbeck, Chief
Executive Officer